As filed with the Securities and Exchange Commission on August 20, 2026

Securities Act File No. 333-267188

Investment Company Act File No. 811-23823

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 174
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 177

TEMA ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

575 5th Avenue, 14th Floor
New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Maurits Pot

Tema ETFs LLC

575 5th Avenue, 14th Floor
New York, New York 10017

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On September 18, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 25 to the Registration Statement of Tema ETF Trust on behalf of Tema Longevity Protection 1951 ETF, Tema Longevity Protection 1952 ETF, Tema Longevity Protection 1953 ETF, Tema Longevity Protection 1954 ETF, and Tema Longevity Protection 1955 ETF (the “Tema Longevity Protection ETFs”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on November 25, 2024 (Accession Number 0001839882-24-041107, are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 18, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of London, United Kingdom, on the 20th day of August 2026.

Tema ETF Trust

By:	/s/ Maurits Pot
Name:	Maurits Pot
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Maurits Pot	President	August 20, 2026
Maurits Pot

*	Trustee	August 20, 2026
Richard Keary

*	Trustee	August 20, 2026
John Jacobs

*	Trustee	August 20, 2026
Robert Sherry

/s/ Steve Munroe	Trustee	August 20, 2026
Steve Munroe

/s/ Frederick C. Teufel, Jr.	Treasurer and Principal Financial Officer	August 20, 2026
Frederick C. Teufel, Jr.

*By:	/s/ Maurits Pot
Maurits Pot

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.